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SECURITIES AND EXCHANGE COMMISSION RECEIVED DEC 09 2005 DIVISION OF MARKET REGULATION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

Pacific Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

iShares Trust

05073770

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

iShares Russell Microcap Index Fund

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

IWC

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq National Market, Nasdaq SmallCap Market, American Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

PROCESSED DEC 13 2005 THOMSON FINANCIAL

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Alden Adkins

Title:

S.V.P. Regulation

Telephone Number:

(415) 393-4037

Manual Signature of Official Responsible for Form:

December 5, 2005

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability	December 8, 2005

PACIFIC EXCHANGE
STOCK & OPTIONS

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

DEC 0 8 2005

DIVISION OF MARKET REGULATION

Via Federal Express

December 7, 2005

Ms. Gail Fortson
Division of Market Regulation
Securities and Exchange Commission
Station Place - Building I
100 F Street, N.E.
Washington, DC 20002

Re: **Form 19b-4(e)**

Dear Ms. Fortson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find one original and nine copies of Form 19b-4(e) with respect to broad-based investment company units for IWC. This filing supersedes Form 19b-4(e) dated August 26, 2005 for IWC.

If you have any questions or concerns, please do not hesitate to call me at (415) 393-4135.

Sincerely,

Melanie Grace

Melanie Grace

Enclosures

cc: Janet Angstadt (ARCA)
Tim Malinowski (PCX)
Office of the Corporate Secretary (PCX, PCXE)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	December 8, 2005